Goodwill, Software And Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Changes In Goodwill By Reportable Segment

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2011 and 2012 are as follows:

	2011
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2010	¥39,381	¥419,397	¥38,481	¥2,571	¥499,830
Goodwill acquired during year	157,399	10,852	94,551	—	262,802
Impairment losses	—	—	(1,912)	—	(1,912)
Foreign currency translation adjustments	(4,910)	(3,120)	(4,569)	—	(12,599)
Other	—	(595)	—	—	(595)

Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526

	2012
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2011	¥191,870	¥426,534	¥126,551	¥2,571	¥747,526
Goodwill acquired during year	5,316	7,256	28,927	—	41,499
Impairment losses	—	—	(4,764)	—	(4,764)
Foreign currency translation adjustments	(10,020)	(1,539)	(1,277)	—	(12,836)
Other	(5)	—	—	—	(5)

Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420

Schedule Of Major Components Of Software And Other Intangible Assets

The following table displays the major components of software and other intangible assets as of March 31, 2011 and 2012.

	2011	2012
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,306,474	¥5,565,146
Rights to use utility facilities	334,520	335,998
Other	264,260	274,031
Accumulated amortization	(4,317,440)	(4,594,801)

Total amortizable intangible assets	1,587,814	1,580,374

Non-amortizable intangible assets:
Trademarks and trade names	29,671	27,946

Total non-amortizable intangible assets	29,671	27,946

Total	¥1,617,485	¥1,608,320

Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2013	¥466,148
2014	361,987
2015	275,396
2016	179,968
2017	100,406